SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Percentage of statutory rate	21.00%		21.00%
Theralink Technologies Inc [Member]
Percentage of statutory rate		21.00%		21.00%